Bank Credit Lines and Loan Facilities - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 110,150
2025	55,150
2026	555,150
2027	55,150
2028 and thereafter	3,030,613
Total long-term debt, net	$ 3,806,213